Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Net profit (loss) used for the earnings per share calculation [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Net profit attributable to ordinary equity holders of the parent for basic earnings	3,027	(2,117)	(3,019)
Interest on convertible bonds	50	−	−
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	3,077	(2,117)	(3,019)

Share data used for the earnings per share calculation [text block]
	For the year ended December 31
in 000	2018	2017	2016
Weighted average number of ordinary shares for basic earnings per share	49,806	47,325	47,325
Effect of dilution:
Share options	382	−	−
Convertible loan	421	−	−
Weighted average number of ordinary shares adjusted for effect of dilution	50,609	47,325	47,325

Earnings per share [text block]
	For the year ended December 31
	2018	2017*	2016
Earnings per share attributable to the owners of the parent
Basic	0.06	(0.04)	(0.06)
Diluted	0.06	(0.04)	(0.06)